Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Basic Materials - 6.8%
Huntsman Corp.	125,481	$1,307,512
Koppers Holdings, Inc.	47,821	1,418,849
Olin Corp.	74,085	1,563,193
Orion S.A.	166,671	846,689
		5,136,243

Consumer Discretionary - 20.2%
Adient PLC (a)	120,581	2,346,506
Advance Auto Parts, Inc.	57,059	2,960,221
Genesco, Inc. (a)	35,191	1,261,597
Haverty Furniture Cos., Inc.	46,668	1,110,698
Helen of Troy, Ltd. (a)	33,668	638,009
Hooker Furnishings Corp.	23,915	256,608
Malibu Boats, Inc. - Class A (a)	64,807	1,839,871
Newell Brands, Inc.	447,933	1,634,956
PVH Corp.	18,506	1,568,569
Samsonite Group S.A. - ADR	140,170	1,731,057
		15,348,092

Consumer Staples - 5.6%
Spectrum Brands Holdings, Inc.	45,652	2,709,446
Universal Corp.	13,842	730,304
USANA Health Sciences, Inc. (a)	40,281	799,578
		4,239,328

Energy - 4.9%
DNOW, Inc. (a)	163,773	2,286,270
NOV, Inc.	96,092	1,475,973
		3,762,243

Financials - 20.2%
Associated Banc-Corp.	56,785	1,492,878
Bread Financial Holdings, Inc.	22,554	1,527,582
CNO Financial Group, Inc.	44,704	1,829,735
Columbia Banking System, Inc.	67,984	1,884,517
Globe Life, Inc.	10,784	1,452,928
Old National Bancorp of Indiana	87,182	1,894,465
Univest Financial Corp.	36,595	1,163,721
Webster Financial Corp.	37,797	2,252,701
WSFS Financial Corp.	33,425	1,865,449
		15,363,976

Health Care - 5.9%
Envista Holdings Corp. (a)	71,580	1,496,022
Teleflex, Inc.	13,840	1,583,573
Varex Imaging Corp. (a)	121,614	1,407,074
		4,486,669

Industrials - 23.1%
ABM Industries, Inc.	41,266	1,774,438
Aebi Schmidt Holding AG	164,052	1,953,859
American Woodmark Corp. (a)	26,480	1,459,842
Douglas Dynamics, Inc.	57,436	1,855,757
Korn Ferry	27,165	1,786,642
Masterbrand, Inc. (a)	54,125	600,246
Myers Industries, Inc.	52,509	948,312
Resideo Technologies, Inc. (a)	47,446	1,565,244
Robert Half, Inc.	70,098	1,895,450
Sensata Technologies Holding PLC	61,165	1,961,562
TriMas Corp.	30,440	1,037,091
TrueBlue, Inc. (a)	142,243	696,991
		17,535,434

Real Estate - 0.9%
Marcus & Millichap, Inc.	23,324	683,393

Technology - 6.7%
Avnet, Inc.	37,561	1,784,523
Concentrix Corp.	50,707	1,836,100
ScanSource, Inc. (a)	36,059	1,482,746
		5,103,369
TOTAL COMMON STOCKS (Cost $74,517,084)		71,658,747

REAL ESTATE INVESTMENT TRUSTS - 1.1%
DiamondRock Hospitality Co.	88,163	803,165
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $763,778)		803,165

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds – 4.5% First American Government Obligations Fund - Class X, 4.26% (b)	3,421,721	3,421,721
TOTAL SHORT-TERM INVESTMENTS (Cost $3,421,721)		3,421,721

TOTAL INVESTMENTS - 99.9% (Cost $78,702,583)		75,883,633
Other Assets in Excess of Liabilities - 0.1%		85,849
TOTAL NET ASSETS - 100.0%		$75,969,482

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Pzena Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total

Common Stocks	$69,927,690	$1,731,057	$–	$71,658,747
Real Estate Investment Trusts	803,165	–	–	803,165
Short-Term Investments	3,421,721	–	–	3,421,721
Total Investments	$74,152,576	$1,731,057	$–	$75,883,633